Corporate information and main business (Details) - U S D [Member]	12 Months Ended
Dec. 31, 2025 MWh
Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Gas turbine unit (GT)	6.4
Steam turbine unit (ST)	3.4
Engines unit (GT)	8.1
Gas Oil [Member]
IfrsStatementLineItems [Line Items]
Gas turbine unit (GT)	8.6
Engines unit (GT)	10.5
Biofuels [Member]
IfrsStatementLineItems [Line Items]
Gas turbine unit (GT)	8.7
Steam turbine unit (ST)	8.7
Engines unit (GT)	8.7
Fuel Oil [Member]
IfrsStatementLineItems [Line Items]
Steam turbine unit (ST)	6.0
Engines unit (GT)	15.4
Coal [Member]
IfrsStatementLineItems [Line Items]
Steam turbine unit (ST)	10.4